Promissory Notes Payable (Narrative) (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) D	Mar. 31, 2015 CAD	Sep. 30, 2014 USD ($) Y D	Sep. 30, 2014 CAD
Promissory Notes Payable 1			$ 89,618
Promissory Notes Payable 2				100,000
Promissory Notes Payable 3			12.00%	12.00%
Promissory Notes Payable 4			77,679
Promissory Notes Payable 5				86,677
Promissory Notes Payable 6			12.00%	12.00%
Promissory Notes Payable 7			24,768
Promissory Notes Payable 8				27,639
Promissory Notes Payable 9			12.00%	12.00%
Promissory Notes Payable 10			10	10
Promissory Notes Payable 11			100
Promissory Notes Payable 12			500
Promissory Notes Payable 13			0.75
Promissory Notes Payable 14			0.753
Promissory Notes Payable 15			0.61
Promissory Notes Payable 16			0.143
Promissory Notes Payable 17			11,449
Promissory Notes Payable 18			600,000
Promissory Notes Payable 19			2,567,220
Promissory Notes Payable 20			600,000
Promissory Notes Payable 21			0.28%	0.28%
Promissory Notes Payable 22			1.49	1.49
Promissory Notes Payable 23			81.57%	81.57%
Promissory Notes Payable 24			0.00%	0.00%
Promissory Notes Payable 1		100,000
Promissory Notes Payable 2	12.00%	12.00%
Promissory Notes Payable 3		86,677
Promissory Notes Payable 4	12.00%	12.00%
Promissory Notes Payable 5		27,639
Promissory Notes Payable 6	12.00%	12.00%
Promissory Notes Payable 7	10	10
Promissory Notes Payable 8	100
Promissory Notes Payable 9	$ 500